Transaction Accounting Adjustments - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Feb. 26, 2021
Oppilan [Member]
Transaction Accounting Adjustments [Line Items]
Common stock, shares, issued		360,854
Zomagen [Member]
Transaction Accounting Adjustments [Line Items]
Interest expense—related party	$ 300
Common stock, shares, issued		457,944
Scenario, Adjustment [Member]
Transaction Accounting Adjustments [Line Items]
Change in fair value of related party notes	11,100
Change in fair value of 2020 bridge loan notes	139
Interest expense—related party	$ 100
Scenario, Adjustment [Member] | Oppilan [Member]
Transaction Accounting Adjustments [Line Items]
Common stock, shares, issued	360,854
Scenario, Adjustment [Member] | Zomagen [Member]
Transaction Accounting Adjustments [Line Items]
Common stock, shares, issued	457,944
Scenario, Adjustment [Member] | 2020 Bridge Notes [Member] | Oppilan [Member]
Transaction Accounting Adjustments [Line Items]
Change in fair value of 2020 bridge loan notes	$ 100